Note 15 - Business Segment Information - Segment Reporting Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Revenue from Contract with Customer, Excluding Assessed Tax, Total	$ 58,720	$ 68,357
Income (loss) before income taxes	52	(375)
Interest expense	(1,210)	(837)
Other income, net	337	329
Income (loss) before income taxes	52	(375)
Depreciation and amortization expense	2,909	2,522
Interest expense	1,210	837
Gain on debt extinguishment	801
Capital expenditures	5,087	7,922
Total Assets	77,950	79,164
Waste Management Services [Member]
Revenue from Contract with Customer, Excluding Assessed Tax, Total	40,371	48,731
Golf and Related Operations [Member]
Revenue from Contract with Customer, Excluding Assessed Tax, Total	18,349	19,626
Operating Segments [Member]
Revenue from Contract with Customer, Excluding Assessed Tax, Total	58,761	68,418
Income (loss) before income taxes	4,398	3,620
Income (loss) before income taxes	4,398	3,620
Total Assets	149,163	145,581
Operating Segments [Member] | Waste Management Services [Member]
Revenue from Contract with Customer, Excluding Assessed Tax, Total	40,371	48,731
Income (loss) before income taxes	4,588	4,423
Interest expense	(6)	(3)
Income (loss) before income taxes	4,588	4,423
Depreciation and amortization expense	89	59
Interest expense	6	3
Gain on debt extinguishment	553
Capital expenditures	99	182
Total Assets	31,875	31,574
Operating Segments [Member] | Golf and Related Operations [Member]
Revenue from Contract with Customer, Excluding Assessed Tax, Total	18,390	19,687
Income (loss) before income taxes	(190)	(803)
Interest expense	(34)	(64)
Income (loss) before income taxes	(190)	(803)
Depreciation and amortization expense	2,671	2,330
Interest expense	34	64
Gain on debt extinguishment	248
Capital expenditures	4,870	7,536
Total Assets	57,863	55,369
Intersegment Eliminations [Member]
Revenue from Contract with Customer, Excluding Assessed Tax, Total	(41)	(61)
Total Assets	(71,213)	(66,417)
Intersegment Eliminations [Member] | Waste Management Services [Member]
Revenue from Contract with Customer, Excluding Assessed Tax, Total
Intersegment Eliminations [Member] | Golf and Related Operations [Member]
Revenue from Contract with Customer, Excluding Assessed Tax, Total	41	61
Corporate, Non-Segment [Member]
Interest expense	(1,170)	(770)
Other income, net	16	64
General corporate expenses	(3,192)	(3,289)
Depreciation and amortization expense	149	133
Interest expense	1,170	770
Gain on debt extinguishment
Capital expenditures	118	204
Total Assets	$ 59,425	$ 58,638